Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Liabilities

Accrued liabilities and other liabilities consisted of the following:

	As of December 31,
	2024	2025
Payables to third parties (1)	2,679,350	7,238,177
Deposits related to the Group staff apartment sales (2)	3,290,500	2,545,060
Deposits	856,790	813,680
Interests payable	153,951	130,189
Leasehold improvement payables	50,000	50,000
Others	459,178	303,903
Total	7,489,769	11,081,009

(1)	Payables to third parties consisted of:

(i)	loans from third party for daily operational purposes which is non-interest bearing, unsecured and repayable on demand as of December 31, 2025, and

(ii)	miscellaneous fee collected on behalf of Hainan Advanced Technical School of Communications and insurance fees collected on behalf of the students as of December 31, 2025.

(2)	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.